Summary of Significant Accounting Policies -Summary of Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Others [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years
Minimum [Member] | Others [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years